Customer deposits - By type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Demand deposits
Cash collateral received	$ 26,919	$ 23,052
Time deposits:
Total financial liabilities	1,477,724	1,644,023
Deposits - Customers
Type:
Repurchase agreements	131,639	138,616
Demand deposits
Current accounts	541,257	499,458
Other deposits	22,760	43,860
Cash collateral received		23,052
Others	22,760	20,808
Time deposits:
Fixed-term deposits	195,431	189,686
Accrued interest	877	873
Total financial liabilities	891,964	872,493
Deposits - Customers | Mexican peso
Time deposits:
Total financial liabilities	798,976	785,713
Deposits - Customers | US dollar
Time deposits:
Total financial liabilities	92,987	86,780
Deposits - Customers | Other currencies
Time deposits:
Total financial liabilities	1
Financial instrument in connection with OTC derivative transactions | Deposits
Demand deposits
Cash collateral received	26,919	23,052
Financial instrument in connection with OTC derivative transactions | Deposits - Customers
Demand deposits
Cash collateral received	$ 0	$ 23,052